Nature of Operations	6 Months Ended
Jun. 30, 2023
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of Operations

Note 1. Nature of Operations

Dominion Energy, headquartered in Richmond, Virginia, is one of the nation’s largest producers and distributors of energy. Dominion Energy’s operations are conducted through various subsidiaries, including Virginia Power. Dominion Energy’s operations also include DESC, regulated gas distribution operations primarily in the eastern and Rocky Mountain regions of the U.S., nonregulated electric generation and a noncontrolling interest in Cove Point. In July 2023, Dominion Energy entered into an agreement to sell its remaining 50% noncontrolling partnership interest in Cove Point to BHE. See Note 10 for additional information.

In connection with the comprehensive business review announced in November 2022, Dominion Energy entered into agreements in September 2023 to sell all of its regulated gas distribution operations, except for DESC’s, to Enbridge. In addition, Dominion Energy completed the sale in September 2023 of its remaining 50% noncontrolling partnership interest in Cove Point to BHE under the agreement entered in July 2023. As discussed in Notes 3 and 10, these operations are classified as discontinued operations and held for sale in Dominion Energy’s Consolidated Financial Statements. Subsequently in September 2023, Dominion Energy revised its primary operating segments as discussed in Note 21. Dominion Energy’s Consolidated Financial Statements and Notes have been recast to reflect these changes in presentation.